UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  6/30

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Enhanced Commodity Strategy Fund
(formerly DWS Commodity Securities Fund)

	Shares	Value ($)
Common Stocks 51.3%
Australia 3.7%
BHP Billiton Ltd.	211,718	8,494,619
Fortescue Metals Group Ltd.*	287,877	1,289,753
Murchison Metals Ltd.*	407,124	996,681
Rio Tinto Ltd.	23,575	1,689,744

(Cost $9,718,347)		12,470,797
Brazil 0.3%
Suzano Papel e Celulose SA (Preferred) (Cost $869,092)	65,100	889,549
Canada 5.3%
Agrium, Inc.	32,734	2,314,730
Barrick Gold Corp.	121,447	4,659,863
Cenovus Energy, Inc.	75,518	1,972,621
EnCana Corp.	75,518	2,349,598
Kinross Gold Corp.	209,379	3,580,921
Suncor Energy, Inc. (a)	2,006	65,275
Suncor Energy, Inc. (a)	92,404	3,005,075

(Cost $18,357,333)		17,948,083
China 0.4%
Trina Solar Ltd. (ADR)* (Cost $1,384,945)	57,134	1,394,641
France 0.3%
Total SA (Cost $1,254,180)	19,709	1,144,615
Germany 0.7%
SMA Solar Technology AG	9,440	1,157,437
ThyssenKrupp AG	40,316	1,386,682

(Cost $2,226,210)		2,544,119
India 0.3%
McLeod Russel India Ltd. (Cost $986,111)	153,674	918,560
Japan 1.3%
JFE Holdings, Inc.	60,800	2,438,110
Mitsubishi Corp.	37,600	986,050
Mitsui & Co., Ltd.	59,600	1,000,686

(Cost $3,974,000)		4,424,846
Luxembourg 1.2%
ArcelorMittal (Cost $3,358,669)	89,658	3,940,429
Netherlands 2.1%
Royal Dutch Shell PLC "A"	144,466	4,191,231
Royal Dutch Shell PLC "B"	109,956	3,032,526

(Cost $8,097,801)		7,223,757
Russia 0.5%
Cherepovets MK Severstal (GDR) REG S* (Cost $988,524)	105,498	1,536,051
Switzerland 1.8%
Transocean Ltd.*	22,044	1,904,161
Weatherford International Ltd.*	77,815	1,234,146
Xstrata PLC*	154,690	2,937,953

(Cost $5,301,189)		6,076,260
United Kingdom 7.6%
Anglo American PLC*	122,032	5,330,698
BG Group PLC	221,878	3,832,959
BHP Billiton PLC	139,896	4,793,228
BP PLC	777,184	7,359,935
Rio Tinto PLC	74,071	4,387,029

(Cost $22,099,903)		25,703,849
United States 25.8%
Air Products & Chemicals, Inc.	54,072	3,998,624
AK Steel Holding Corp.	35,400	809,244
Anadarko Petroleum Corp.	48,680	3,545,364
Apache Corp.	40,590	4,119,885
Chevron Corp.	110,272	8,361,926
Commercial Metals Co.	48,273	726,991
Crown Holdings, Inc.*	37,745	1,017,605
Dow Chemical Co.	124,896	3,693,175
ExxonMobil Corp.	151,309	10,134,677
Freeport-McMoRan Copper & Gold, Inc.	50,148	4,189,364
Halliburton Co.	139,751	4,210,698
Holly Corp.	52,458	1,464,103
International Paper Co.	106,364	2,617,618
Martin Marietta Materials, Inc.	22,687	1,895,499
Monsanto Co.	71,268	5,089,961
Occidental Petroleum Corp.	71,879	6,076,651
Owens-Illinois, Inc.*	55,981	1,989,565
Praxair, Inc.	37,685	3,127,855
Quanta Services, Inc.*	61,726	1,182,670
Schlumberger Ltd.	79,248	5,029,078
Temple-Inland, Inc.	64,900	1,325,907
The Mosaic Co.	44,602	2,710,463
Ultra Petroleum Corp.*	23,980	1,118,187
United States Steel Corp.	61,924	3,933,412
Walter Energy, Inc.	31,553	2,911,395
Weyerhaeuser Co.	41,180	1,864,219

(Cost $83,642,853)		87,144,136

Total Common Stocks (Cost $162,259,157)		173,359,692

	Principal Amount ($)	Value ($)

Commodities-Linked Structured Notes 10.3%
Barclays Bank PLC S&P GSCI Structured Note, Leverage Factor 3x, 144A, 0.149%, 9/27/2010 (b)	6,700,000	7,830,022
Cargill S&P GSCI Structured Note, Leverage Factor 3x:
144A, 0.149%, 6/24/2010 (b)	10,000,000	15,440,050
144A, 0.149%, 7/20/2010 (b)	7,520,000	11,393,229

Total Commodities-Linked Structured Notes (Cost $24,219,999)		34,663,301
Government & Agency Obligation 1.4%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 © (Cost $4,674,196)	4,679,000	4,674,087

	Shares	Value ($)
Exchange-Traded Fund 1.5%
United States
SPDR Gold Trust* (Cost $2,719,362)	46,948	5,114,984
Cash Equivalents 35.0%
Central Cash Management Fund, 0.16% (d) (Cost $118,002,382)	118,002,382	118,002,382

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $311,875,096) †	99.5	335,814,446
Other Assets and Liabilities, Net	0.5	1,737,040

Net Assets	100.0	337,551,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $320,317,991.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $15,496,455.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,631,589 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,135,134.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)
Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI).  The index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that are broadly diversified across the spectrum of commodities.

(c)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
SPDR: Standard & Poor's Depositary Receipt
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Cocoa	USD	5/13/2010	95	2,820,550	(64,932)
Corn	USD	5/14/2010	111	1,914,750	(155,789)
Platinum	USD	7/28/2010	68	5,599,460	27,732
S&P Goldman Sachs Commodity Index	USD	4/16/2010	415	54,987,500	227,557
Total net unrealized appreciation					34,568

Currency Abbreviations

USD	United States Dollar

At March 31, 2010 the DWS Enhanced Commodity Strategy Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Materials	92,566,937	53.4%
Energy	74,152,711	42.8%
Industrials	5,721,484	3.3%
Consumer Staples	918,560	0.5%
Total	173,359,692	100.0%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2010, the Fund held $65,336,677 in the Subsidiary, representing 19.4% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$12,470,797	$—	$12,470,797
Brazil	889,549	—	—	889,549
Canada	17,948,083	—	—	17,948,083
China	1,394,641	—	—	1,394,641
France	—	1,144,615	—	1,144,615
Germany	—	2,544,119	—	2,544,119
India	—	918,560	—	918,560
Japan	—	4,424,846	—	4,424,846
Luxembourg	—	3,940,429	—	3,940,429
Netherlands	—	7,223,757	—	7,223,757
Russia	—	1,536,051	—	1,536,051
Switzerland	3,138,307	2,937,953	—	6,076,260
United Kingdom	—	25,703,849	—	25,703,849
United States	87,144,136	—	—	87,144,136
Commodities Linked/Structured Notes	—	—	34,663,301	34,663,301
Exchange-Traded Fund	5,114,984	—	—	5,114,984
Other Receivable***	—	—	3,229,819	3,229,819
Short-Term Investments(e)	118,002,382	4,674,087	—	122,676,469
Derivatives(f)	34,568	—	—	34,568
Total	$233,666,650	$67,519,063	$37,893,120	$339,078,833

(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Commodities Linked/Structured Notes	Other Receivable***
Balance as of June 30, 2009	$46,192,476	$2,088,529
Realized gains (loss)	(48,775,002)	—
Change in unrealized appreciation (depreciation)	51,279,827	1,141,290
Amortization premium/ discount	—	—
Net purchases (sales)	(14,034,000)	—
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of March 31, 2010	$34,663,301	$3,229,819
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$10,443,302	$1,141,290

***	Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty. The Fund is in the process of claiming Lehman Brothers.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$34,568

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010